Average Annual Total Returns{- Fidelity Flex® Small Cap Fund} - 10.31 Fidelity Flex Small Cap Fund PRO-12 - Fidelity Flex® Small Cap Fund	Fidelity Flex Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Small Cap Fund-Default Return Before Taxes Since Inception		Fidelity Flex Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Small Cap Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Small Cap Fund-Default After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	30.51%	15.92%	[1]	30.29%	15.46%	[1]	18.18%	12.50%	[1]	19.96%	11.46%	[1]

[1]	(a)From March 7, 2017